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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cincinnati Casualty Company
            ------------------------------------------
Address:    6200 South Gilmore Road
            ------------------------------------------
            Fairfield, Ohio 45014
            ------------------------------------------

 Form 13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth W. Stecher
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (513) 870-2626
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kenneth W. Stecher             Fairfield, Ohio              August 12, 2004
----------------------        -------------------------         ---------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  1
                                              -----------------------

Form 13F Information Table Entry Total:                            11
                                              -----------------------

Form 13F Information Table Value Total:      $                158,554
                                              -----------------------
                                                    (thousands)

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP         Common       020039103      6,959       137,470   SH              SHARED          01              137,470     --
CINERGY CORP        Common       172474108      4,845       127,500   SH              SHARED          01              127,500     --
FIFTH THIRD
 BANCORP            Common       316773100     76,366     1,419,979   SH              SHARED          01            1,419,979     --
NATIONAL CITY
 CORPORATION        Common       635405103      9,614       274,612   SH              SHARED          01              274,612     --
WELLS FARGO & CO    Common       949746101     12,591       220,000   SH              SHARED          01              220,000     --
EXXON MOBIL
 CORPORATION        Common       30231G102     23,093       520,000   SH              SHARED          01              520,000     --
GENERAL ELECTRIC
 CO.                Common       369604103        810        25,000   SH              SHARED          01               25,000     --
GENUINE PARTS
 CO                 Common       372460105        595        15,000   SH              SHARED          01               15,000     --
JOHNSON & JOHNSON   Common       478160104      1,393        25,000   SH              SHARED          01               25,000     --
PROCTER & GAMBLE
 CORPORATION        Common       742718109     13,610       250,000   SH              SHARED          01              250,000     --
WYETH               Common       983024100      8,678       240,000   SH              SHARED          01              240,000     --
                                              158,554     3,254,561                                                 3,254,561